INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2015	2016	2017

Domestic	$28,285	$32,077	$13,937
Foreign	3,458	4,124	10,492

	$31,743	$36,201	$24,429

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:
	December 31,
	2016	2017
Deferred tax assets:

Carry-forwards losses and credits	$1,956	$11,703
Capital losses carry-forwards	50	90
Research and development expenses	4,119	1,448
Deferred revenues	4,222	4,316
Issuance expenses	124	-
Share-based compensation	2,979	4,347
Accruals and other	1,612	1,183

Deferred tax assets before valuation allowance	15,062	23,087

Less: Valuation allowance	50	90

Net deferred tax asset	$15,012	$22,997

Deferred tax liabilities:

Intangible assets	$3,961	$3,096
Property and equipment and other	662	558

Deferred tax liabilities	$4,623	$3,654

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current	$10,042	$9,207	$2,558
Deferred	(4,093)	(1,130)	5,856

	$5,949	$8,077	$8,414

	Year ended December 31,
	2015	2016	2017

Domestic	$5,208	$4,906	$3,033
Foreign	741	3,171	5,381

	$5,949	$8,077	$8,414

Schedule of Reconciliation of Income Taxes
A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2015	2016	2017

Income before income taxes	$31,743	$36,201	$24,429

Statutory tax rate	26.5%	25.0%	24.0%

Theoretical income tax expense	8,412	9,050	5,863

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(771)	(72)	(5,050)
Deferred taxes on losses for which valuation allowance was provided, net	(1,713)	-	-
Non-deductible expenses	2,295	2,569	2,081
Unrecognized tax benefits	8	81	645
Foreign and preferred enterprise tax rates differential	(2,303)	(3,468)	(1,792)
Impact of Tax Cuts and Jobs Act of 2017	-	-	6,492
Other	21	(83)	175

Income tax expense	$5,949	$8,077	$8,414

Schedule of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2016	2017

Opening balance	$362	$474
Increase related to prior year tax positions	53	348
Increase related to current year tax positions	59	297

Closing balance	$474	$1,119